Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments
The future minimum lease commitments of the Company under various non-cancelable operating lease agreements in respect of premises, motor vehicles and office equipment as of December 31, 2016, are as follows:

2017	$47,479
2018	35,907
2019	27,174
2020	19,360
2021 and thereafter	100,637
$230,557